Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

30              Subsequent events

Anglo Start Acquisition

The Company, through its subsidiary Somos Sistemas de Ensino S.A (“Somos”), acquired a 51% interest in the capital of “Escola Start Ltda.”, (“Start”), on March 3, 2023.

Start is a company dedicated to providing bilingual education services for kindergarten, primary and secondary education, and preparatory courses for entrance exams, including the sale of books, teaching materials, school uniforms and stationery.

The purchase price of R$4,454 will be paid in two (2) installments, a fixed installment of R$4,100 in cash on the acquisition date and a variable installment of R$354, subject to price adjustment depending on the calculation of financial indicators defined as contract and corrected by 100% of the CDI, to be paid in May 2023.

On the same date, a purchase option agreement was entered into for the acquisition of the remaining shares issued by Anglo Start held by the minority shareholder, representing 49% of the share capital, as of January 2028, through which the amount of R$11,700.